Note 4 - Mineral Property Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capitalized mineral property acquisition cost	$ 38,875	$ 37,714
Ann Mason [Member]
Capitalized mineral property acquisition cost	37,988	36,853
Other [Member]
Capitalized mineral property acquisition cost	$ 887	$ 861